Securities Act File No. 333-100654

Investment Company Act File No. 811-21237

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 373	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 374	☒

Unified Series Trust

(Exact Name of Registrant as Specified In Charter)

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (513) 587-3400

David R. Carson

President

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

(Name and Address of Agent for Service)

Copies to:

Donald J. Mendelsohn, Esq.

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

(513) 352-6546

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate check this box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and it has duly caused this Post-Effective Amendment No. 373 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Cincinnati and the State of Ohio on January 11, 2017.

UNIFIED SERIES TRUST

By:	/s/ David R. Carson*
David R. Carson, President

Attest:

By:	/s/ Zachary Richmond*
Zachary Richmond, Treasurer and Chief Financial Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ David R. Carson* David R. Carson	President	January 11, 2017

/s/ Zachary Richmond* Zachary Richmond	Treasurer and CFO	January 11, 2017

/s/ Daniel Condon* Daniel Condon	Trustee	January 11, 2017

/s/ Gary E. Hippenstiel* Gary E. Hippenstiel	Trustee	January 11, 2017

/s/ Stephen Little* Stephen Little	Trustee	January 11, 2017

/s/ Ronald Tritschler* Ronald Tritschler	Trustee	January 11, 2017

/s/ Nancy V. Kelly* Nancy V. Kelly	Trustee	January 11, 2017

/s/ Kenneth Grant* Kenneth Grant	Trustee	January 11, 2017

*/s/ Bo J. Howell
Bo J. Howell, Attorney in Fact

*	Signed pursuant to a Power of Attorney dated February 15, 2016 and filed with Registrant’s registration statement on Form N-1A on March 29, 2016 and incorporated herein by reference.

EXHIBIT INDEX

Exhibit Number	Description

EX-101.ins	XBRL Instance Document

EX-101.sch	XBRL Taxonomy Extension Schema Document

EX-101.cal	XBRL Taxonomy Extension Calculation Linkbase Document

EX-101.lab	XBRL Taxonomy Extension Labels Linkbase

EX-101.pre	XBRL Taxonomy Extension Presentation Linkbase Document

EX-101.def	XBRL Taxonomy Extension Definition Linkbase